Average Annual Total Returns - Invesco Golden Dragon China ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	NASDAQ Golden Dragon China Index (reflects no deduction for fees, expenses or taxes) 1Year	NASDAQ Golden Dragon China Index (reflects no deduction for fees, expenses or taxes) 5Years	NASDAQ Golden Dragon China Index (reflects no deduction for fees, expenses or taxes) 10Years	FTSE China 50 Index (reflects no deduction for fees, expenses or taxes) 1Year	FTSE China 50 Index (reflects no deduction for fees, expenses or taxes) 5Years	FTSE China 50 Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Dec. 09, 2004	53.58%	15.27%	10.38%	53.42%	14.89%	10.08%	31.77%	12.12%	8.46%	54.41%	15.72%	10.74%	11.52%	9.66%	4.59%